Insurance (Details Textuals 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Insurance [Abstract]
Incurred related to prior year	$ 199	$ 75	$ 152